Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares, Beginning balance	80,000	80,000	290,000
Weighted Average Exercise Price, Beginning balance	$ 7.01	$ 7.01	$ 5.55
Remaining Contractual Life in Years, Beginning balance	3 years 2 months 12 days	2 years 8 months 12 days	4 years 2 months 12 days
Aggregate Intrinsic Value, Beginning balance
Shares, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Shares, Ending balance	80,000	80,000	80,000
Weighted Average Exercise Price, Ending balance	$ 7.01	$ 7.01	$ 7.01
Remaining Contractual Life in Years, Ending balance	2 years 10 months 24 days	2 years 8 months 12 days
Aggregate Intrinsic Value, Ending balance
Shares, Exercisable, Ending balance	80,000	80,000	53,333
Weighted Average Exercise Price, Exercisable, Ending balance	$ 7.01	$ 7.01	$ 7.01
Remaining Contractual Life in Years, Exercisable, Ending balance	2 years 10 months 24 days	2 years 8 months 12 days	3 years 8 months 12 days
Aggregate Intrinsic Value, Exercisable, Ending balance
Shares, Forfeited			(210,000)
Weighted Average Exercise Price, Forfeited			$ 5.00
Aggregate Intrinsic Value, Forfeited
Shares, Exercisable, Ending balance	80,000	80,000	53,333
Weighted Average Exercise Price, Exercisable, Ending balance	$ 7.01	$ 7.01	$ 7.01
Aggregate Intrinsic Value, Exercisable, Ending balance
Shares, Forfeited			210,000